Note 38 - Events after the reporting period (Details Textual) - USD ($) $ / shares in Units, $ in Thousands							7 Months Ended		12 Months Ended
	May 12, 2026	Apr. 30, 2026	Dec. 31, 2025	Nov. 26, 2025	May 21, 2025	May 22, 2024	May 21, 2025	May 22, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 19, 2026	May 27, 2025
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share (in dollars per share)				$ 0.29	$ 0.56	$ 0.4
Dividends paid, per ADS (in dollars per share)				$ 0.58	$ 1.12	$ 0.8
Dividends recognised as distributions to owners				$ 300,000	$ 600,000	$ 500,000	$ 900,000	$ 700,000	$ 931,855	$ 763,648	$ 655,478
Number Of Treasury Shares Purchased									83,616,548
Purchase of treasury shares									$ 1,360,065	1,441,843	213,739
Third Share Buyback Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number Of Treasury Shares Purchased									60,170,972
Stock Repurchased Program Payment Authorised													$ 1,200,000
Purchase of treasury shares									$ 1,125,000
Treasury shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase of treasury shares									1,360,065	$ 1,441,843	$ 213,739
Second tranche [Member] | Third Share Buyback Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number Of Treasury Shares Purchased			28,271,779
Stock Repurchased Program Payment Authorised			$ 600,000						$ 600,000
Purchase of treasury shares			$ 541,000
Annual Dividend Proposal [Member]
Disclosure of non-adjusting events after reporting period [line items]
Annual dividend proposed to be distributed (in dollars per share)	$ 0.89
Annual dividend proposed to be distributed, amount per ads (in dollars per share)	$ 1.78
Annual dividend proposed to be distributed	$ 900,000
Dividends payable, amount per share (in dollars per share)												$ 0.6
Dividends payable, amount per ads (in dollars per share)												$ 1.2
Annual dividend payable												$ 600,000
Major ordinary share transactions [member] | Second tranche [Member] | Third Share Buyback Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number Of Treasury Shares Purchased		29,295,219
Stock Repurchased Program Payment Authorised		$ 600,000
Percentage of shares purchased of issued share capital		2.73%
Purchase of treasury shares		$ 583,600